Annual Total Returns - Prospectus #1	Sep. 30, 2021
Calvert Emerging Markets Advancement Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Emerging Markets Advancement Fund | Class A
Bar Chart Table:
2020	15.12%
2021	0.04%
Calvert Emerging Markets Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Emerging Markets Equity Fund | Class A
Bar Chart Table:
2013	10.95%
2014	(1.37%)
2015	(7.78%)
2016	6.55%
2017	44.19%
2018	(15.56%)
2019	22.41%
2020	24.56%
2021	(7.65%)
Calvert International Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert International Equity Fund | Class A
Bar Chart Table:
2012	17.61%
2013	22.39%
2014	(7.28%)
2015	(0.26%)
2016	(3.85%)
2017	21.25%
2018	(11.48%)
2019	30.69%
2020	17.65%
2021	12.00%
Calvert International Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert International Opportunities Fund | Class A
Bar Chart Table:
2012	24.98%
2013	27.62%
2014	(4.68%)
2015	1.79%
2016	0.66%
2017	37.91%
2018	(14.80%)
2019	25.79%
2020	13.73%
2021	13.60%